August 29, 2018

VIA ELECTRONIC TRANSMISSION

Re:          Pacific Global ETF Trust

Ladies and Gentlemen:

On behalf of Pacific Global ETF Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench